Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have established physical, electronic and organizational measures to safeguard and secure our systems and facilities to prevent an information compromise, and rely on commercially available systems, software, tools and monitoring to provide security for our information technology systems and the processing, transmission and storage of digital information. We have also outsourced elements of our information technology infrastructure, and as a result, a number of third-party vendors may or could have access to our confidential information. Our internal information technology systems and infrastructure, and those of our current and any future collaborators, contractors and consultants and other third parties on which we rely, are vulnerable to damage or unauthorized access or use resulting from computer viruses, malware, natural disasters, terrorism, war, telecommunication and electrical failures, denial-of-service attacks, cyber-attacks or cyber-intrusions over the Internet, hacking, phishing and other social engineering attacks, attachments to emails, persons inside our organization (including employees or contractors), lost or stolen devices, or persons with access to systems inside our organization. We also perform third-party cybersecurity risk assessments for service providers and others outside the organization. For instance, when a third-party vendor is involved in processing personal data, we assess their administrative, physical and technical to evaluate their compliance with our company policies and applicable regulatory requirements. We also review and assess internal initiatives that involve the processing of personal data
We have been, and may in the future be, subject to cyberattacks. However, we have not identified any cybersecurity threats or incidents that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Despite our efforts, we cannot eliminate all risks from cybersecurity threats or incidents, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Risk Factors – We depend on our information technology systems and have been and may in the future be the victim of cyberattacks, which may compromise the privacy, security, integrity or confidentiality of sensitive information related to our business or prevent us from accessing critical information and expose us to liability and reputational harm, which could adversely affect our business, results of operations and financial condition.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have established physical, electronic and organizational measures to safeguard and secure our systems and facilities to prevent an information compromise, and rely on commercially available systems, software, tools and monitoring to provide security for our information technology systems and the processing, transmission and storage of digital information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors holds oversight responsibility over the Company’s strategy and risk management, including material risks related to cybersecurity threats. This oversight is executed directly by the Board of Directors and through its committees.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee oversees the management of systemic risks, including cybersecurity, in accordance with its charter. The Audit Committee engages in regular discussions with management regarding the Company’s significant financial risk exposures and the measures implemented to monitor and control these risks, including those that may result from material cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee engages in regular discussions with management regarding the Company’s significant financial risk exposures and the measures implemented to monitor and control these risks, including those that may result from material cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]
Our CFO oversees our cybersecurity risk management program and has primary responsibility for identifying, assessing and managing our exposure to cybersecurity threats and incidents. Our IT Director reports to our CFO with respect to the prevention, detection, mitigation and remediation of cybersecurity risks. The IT Director has over ten years of experience in similar roles.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our CFO oversees our cybersecurity risk management program and has primary responsibility for identifying, assessing and managing our exposure to cybersecurity threats and incidents. Our IT Director reports to our CFO with respect to the prevention, detection, mitigation and remediation of cybersecurity risks. The IT Director has over ten years of experience in similar roles.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The IT Director has over ten years of experience in similar roles.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our CFO oversees our cybersecurity risk management program and has primary responsibility for identifying, assessing and managing our exposure to cybersecurity threats and incidents. Our IT Director reports to our CFO with respect to the prevention, detection, mitigation and remediation of cybersecurity risks.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true